Federated Hermes Government Income Securities, Inc.
Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—45.5%
	Federal Home Loan Mortgage Corporation—15.5%
$ 1,944,388	3.000%, 1/1/2033	$2,052,383
527,380	3.000%, 1/1/2043	561,243
872,988	3.000%, 10/1/2045	927,950
440,480	3.000%, 11/1/2045	468,212
608,116	3.000%, 5/1/2046	646,972
509,087	3.000%, 10/1/2046	541,616
223,917	3.000%, 11/1/2046	235,566
303,775	3.000%, 8/1/2049	317,062
1,640,755	3.500%, 7/1/2042	1,775,325
1,019,934	3.500%, 9/1/2043	1,103,267
1,764,357	3.500%, 11/1/2047	1,863,990
279,998	3.500%, 12/1/2047	295,810
1,322,213	4.000%, 12/1/2041	1,450,389
154,874	4.000%, 1/1/2042	169,888
250,893	4.000%, 3/1/2046	272,314
496,474	4.000%, 10/1/2047	538,388
458,859	4.000%, 11/1/2047	492,766
319,937	4.000%, 12/1/2047	342,978
90,664	4.000%, 4/1/2048	97,102
300,172	4.000%, 7/1/2048	320,993
26,604	4.500%, 4/1/2024	27,751
290,441	4.500%, 9/1/2039	324,657
211,942	4.500%, 8/1/2040	236,147
304,129	4.500%, 9/1/2040	338,863
586,999	4.500%, 12/1/2040	654,039
859,695	4.500%, 4/1/2041	957,879
226,139	4.500%, 2/1/2048	249,492
580,075	5.000%, 1/1/2034	657,544
163,291	5.000%, 5/1/2034	185,312
38,869	5.000%, 1/1/2036	44,416
136,940	5.000%, 4/1/2036	156,757
70,692	5.000%, 4/1/2040	80,615
135,042	5.000%, 5/1/2040	153,998
195,637	5.000%, 7/1/2040	223,100
109,896	5.500%, 3/1/2029	122,669
974,499	5.500%, 5/1/2034	1,123,469
71,303	5.500%, 11/1/2037	83,211
58,553	6.000%, 4/1/2036	69,225
4	7.000%, 9/1/2030	4
30,520	7.000%, 1/1/2032	36,286
119,823	7.000%, 1/1/2032	142,771
46,088	7.000%, 4/1/2032	54,898
56,075	7.000%, 4/1/2032	65,822
42,519	7.000%, 4/1/2032	50,699
133,702	7.000%, 4/1/2032	159,089

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 81,487	8.000%, 2/1/2031	$96,560
	TOTAL	20,769,487
	Federal National Mortgage Association—18.7%
2,991,195	2.000%, 5/1/2051	3,024,524
728,792	2.500%, 11/1/2049	755,731
695,140	2.500%, 12/1/2049	720,401
1,308,653	3.000%, 2/1/2045	1,384,910
649,099	3.000%, 10/1/2046	683,069
1,233,633	3.000%, 11/1/2046	1,297,809
451,672	3.000%, 11/1/2046	479,545
194,942	3.000%, 1/1/2047	205,022
837,882	3.000%, 1/1/2047	881,208
160,745	3.000%, 2/1/2047	171,669
1,523,913	3.000%, 12/1/2047	1,613,428
700,128	3.500%, 4/1/2026	748,362
1,900,878	3.500%, 9/1/2042	2,056,782
1,522,443	3.500%, 8/1/2046	1,625,067
773,539	3.500%, 9/1/2046	826,479
650,561	3.500%, 10/1/2047	698,073
336,529	3.500%, 12/1/2047	358,031
536,972	3.500%, 1/1/2048	576,524
273,642	4.000%, 2/1/2041	301,960
714,931	4.000%, 12/1/2041	788,968
570,008	4.000%, 4/1/2042	625,087
539,913	4.000%, 2/1/2048	578,248
113,818	4.000%, 2/1/2048	122,041
1,024,553	4.000%, 2/1/2048	1,100,261
184,531	4.000%, 2/1/2048	201,081
308,217	4.000%, 9/1/2048	329,141
50,754	4.500%, 10/1/2040	56,551
541,114	4.500%, 4/1/2041	602,914
9,734	5.000%, 12/1/2023	10,144
361,557	5.000%, 7/1/2034	410,501
189,073	5.500%, 9/1/2034	219,091
112,123	5.500%, 1/1/2036	130,816
103,592	5.500%, 4/1/2036	120,810
405,886	5.500%, 4/1/2036	472,685
19,973	6.000%, 10/1/2036	23,803
34,223	6.000%, 9/1/2037	40,810
47,165	6.000%, 11/1/2037	56,225
277,815	6.000%, 11/1/2037	331,072
137,462	7.500%, 7/1/2028	156,079
163,430	7.500%, 2/1/2030	190,290
7,844	8.000%, 2/1/2030	9,244
6,578	8.000%, 10/1/2030	7,728
	TOTAL	24,992,184
	Government National Mortgage Association—0.1%
549	6.000%, 5/15/2024	575
7,146	7.000%, 1/15/2028	8,081
10,990	7.000%, 3/15/2028	12,429

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 14,140		7.000%, 10/15/2028	$15,888
969		7.500%, 7/15/2029	1,049
1,582		7.500%, 7/15/2029	1,805
1,086		7.500%, 8/15/2029	1,244
2,524		7.500%, 9/15/2029	2,929
2,649		7.500%, 7/15/2030	3,119
16,701		7.500%, 1/15/2031	19,750
		TOTAL	66,869
	[1]	Uniform Mortgage-Backed Securities, TBA—11.2%
4,000,000		2.000%, 6/1/2036	4,132,812
10,500,000		2.500%, 6/1/2051	10,872,011
		TOTAL	15,004,823
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $57,076,750)	60,833,363
		U.S. TREASURIES—24.3%
		U.S. Treasury Bonds—9.9%
2,000,000		1.875%, 2/15/2041	1,900,240
500,000		1.875%, 2/15/2051	456,657
600,000		2.250%, 8/15/2046	598,256
150,000		2.750%, 11/15/2042	164,034
1,525,000		2.875%, 8/15/2045	1,705,767
1,675,000		2.875%, 5/15/2049	1,888,773
500,000		3.000%, 2/15/2048	574,795
2,500,000		3.125%, 8/15/2044	2,911,363
450,000		4.375%, 5/15/2040	612,882
675,000		4.500%, 2/15/2036	906,735
1,250,000		6.000%, 2/15/2026	1,555,557
		TOTAL	13,275,059
		U.S. Treasury Notes—14.4%
2,000,000		0.250%, 6/15/2023	2,003,921
2,000,000		0.250%, 5/31/2025	1,975,844
1,750,000		0.625%, 11/30/2027	1,692,334
1,500,000		1.125%, 2/15/2031	1,439,028
525,000		1.375%, 9/30/2023	539,540
3,000,000		2.000%, 2/15/2023	3,095,666
1,000,000		2.125%, 5/15/2025	1,062,478
600,000		2.250%, 11/15/2027	641,962
1,500,000		2.500%, 3/31/2023	1,564,980
1,500,000		2.500%, 1/31/2024	1,590,235
1,000,000		2.750%, 7/31/2023	1,055,868
1,700,000		2.875%, 9/30/2023	1,806,491
750,000		2.875%, 8/15/2028	832,833
		TOTAL	19,301,180
		TOTAL U.S. TREASURIES (IDENTIFIED COST $30,906,485)	32,576,239
		COMMERCIAL MORTGAGE-BACKED SECURITIES—11.7%
		Agency Commercial Mortgage-Backed Securities—10.6%
607,052		FHLMC REMIC, Series K015, Class A2, 3.230%, 7/25/2021	608,158
2,515,294		FHLMC REMIC, Series K104, Class A1, 1.938%, 10/25/2029	2,592,851
1,630,329		FHLMC REMIC, Series K106, Class A1, 1.783%, 5/25/2029	1,679,648
3,000,000		FHLMC REMIC, Series K737, Class A2, 2.525%, 10/25/2026	3,230,887

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$ 3,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	$3,221,308
2,889,000		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	2,923,916
		TOTAL	14,256,768
		Non-Agency Commercial Mortgage-Backed Securities—1.1%
1,400,000		Fontainebleau Miami Beach Trust, Class A, 3.144%, 12/10/2036	1,476,045
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,287,837)	15,732,813
		ASSET-BACKED SECURITIES—5.9%
		Auto Receivables—3.4%
394,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	402,245
1,450,000		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	1,462,634
700,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	725,308
1,345,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	1,359,035
600,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	616,168
		TOTAL	4,565,390
		Other—0.0%
40,984		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	40,986
		Student Loans—2.5%
495,523		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	501,296
946,212		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	956,123
717,160		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	725,707
1,122,103	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.214% (1-month USLIBOR +1.100%), 7/15/2053	1,128,838
		TOTAL	3,311,964
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,783,663)	7,918,340
		GOVERNMENT AGENCIES—5.6%
		Federal Home Loan Bank System—1.8%
2,470,000		0.500%, 4/14/2025	2,465,537
		Federal Home Loan Mortgage Corporation—1.1%
1,000,000		6.750%, 9/15/2029	1,413,114
		Tennessee Valley Authority Bonds—2.7%
1,250,000		0.750%, 5/15/2025	1,258,112
2,200,000		2.875%, 2/1/2027	2,417,782
		TOTAL	3,675,894
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,341,148)	7,554,545
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
	[2]	Federal Home Loan Mortgage Corporation—0.6%
142,844		REMIC, Series 3331, Class FC, 0.530% (1-month USLIBOR +0.430%), 6/15/2037	144,260
643,872		REMIC, Series 4937, Class MF, 0.541% (1-month USLIBOR +0.450%), 12/25/2049	648,222
		TOTAL	792,482
	[2]	Federal National Mortgage Association—0.9%
1,174,288		REMIC, Series 2016-83, Class FA, 0.591% (1-month USLIBOR +0.500%), 11/25/2046	1,183,549
		Government National Mortgage Association—0.5%
605,596		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	629,997
		Non-Agency Mortgage-Backed Securities—0.2%
92,761		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	34,070
249,287		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	250,801
		TOTAL	284,871
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,904,774)	2,890,899

Principal Amount or Shares		Value
	INVESTMENT COMPANY—15.8%
21,095,279	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[3] (IDENTIFIED COST $21,095,279)	$21,095,279
	TOTAL INVESTMENT IN SECURITIES—111.0% (IDENTIFIED COST $142,395,936)	148,601,478
	OTHER ASSETS AND LIABILITIES - NET—(11.0)%[4]	(14,777,573)
	TOTAL NET ASSETS—100%	$133,823,905
At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Future:
[5]United States Treasury Notes 10-Year Ultra Short Futures	11	$1,594,484	September 2021	$(2,237)
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2021	$19,216,645
Purchases at Cost	$21,859,541
Proceeds from Sales	$(19,980,907)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 5/31/2021	$21,095,279
Shares Held as of 5/31/2021	21,095,279
Dividend Income	$1,393

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of May 31, 2021.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$60,833,363	$—	$60,833,363
U.S. Treasuries	—	32,576,239	—	32,576,239
Commercial Mortgage-Backed Securities	—	15,732,813	—	15,732,813
Asset-Backed Securities	—	7,918,340	—	7,918,340
Government Agencies	—	7,554,545	—	7,554,545
Collateralized Mortgage Obligations	—	2,890,899	—	2,890,899
Investment Company	21,095,279	—	—	21,095,279
TOTAL SECURITIES	$21,095,279	$127,506,199	$—	$148,601,478
Other Financial Instruments:[1]
Liabilities	$(2,237)	$—	$—	$(2,237)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,237)	$—	$—	$(2,237)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit